Expense Example (Invesco V.I. International Growth Fund, Series II shares, Invesco V.I. International Growth Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. International Growth Fund | Series II shares, Invesco V.I. International Growth Fund
Example
Expense Example, By Year, Column [Text]	Series II
1 Year	$ 131
3 Years	409
5 Years	708
10 Years	$ 1,556